Expenses by Nature - Summary of Expenses by Nature (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure Of Expense [line items]
Impairment on certain software platform and intangible assets recognized on acquisitions	₨ 0	₨ 2,318		₨ 643
Miscellaneous expenses	₨ 5,344	11,736		4,705
National Grid on settlement of legal claim [member]
Disclosure Of Expense [line items]
Miscellaneous expenses		₨ 5,141	$ 75
Provision for impairment of receivables and deferred contract cost [member]
Disclosure Of Expense [line items]
Provision for impairment of receivables and deferred contract cost				4,612
Provision for impairment of receivables and deferred contract cost [member] | Cost Of Revenue [member]
Disclosure Of Expense [line items]
Provision for impairment of receivables and deferred contract cost				416
Provision for impairment of receivables and deferred contract cost [member] | General and administrative expenses [member]
Disclosure Of Expense [line items]
Provision for impairment of receivables and deferred contract cost				₨ 4,196